Related Party Transactions_Significant Borrowing Transactions With Related Parties(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Korea Credit Bureau Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 17,966	₩ 15,674
Borrowing		1,000	0
Repayment		0	(3,000)
Others	[1]	1,016	5,292
Ending		19,982	17,966
Incheon Bridge Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		45,447	43,666
Borrowing		20,000	25,260
Repayment		(21,260)	(5,260)
Others	[1]	(4,667)	(18,219)
Ending		39,520	45,447
Terra Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Repayment		0
NEXELON Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[2]	0	0
Borrowing	[2]		0
Repayment		0	(200)	[2]
Others	[1],[2]		200
Ending	[2]		0
Jo Yang Industrial Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2	0
Borrowing		0	0
Repayment		0	0
Others	[1]	0	2
Ending		2	2
Fabric Time Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		395	0
Borrowing		7,002	0
Repayment		(3,801)	0
Others	[1]	351	395
Ending		3,947	395
BNF Corporation Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[2]	947	0
Borrowing	[2]	0	0
Repayment	[2]	0	0
Others	[1],[2]	(947)	947
Ending	[2]	0	947
KB No.17 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,742	0
Borrowing		1,525	1,500
Repayment		(1,500)	0
Others	[1]	(56)	242
Ending		1,711	1,742
KB No.18 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,140	0
Borrowing		2,063	2,200
Repayment		(2,100)	(100)
Others	[1]	(2)	40
Ending		2,101	2,140
KB No.19 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,093	0
Borrowing		1,000	1,000
Repayment		(1,000)	0
Others	[1]	(40)	93
Ending		1,053	1,093
KB No.20 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,984	0
Borrowing		1,522	1,500
Repayment		(1,500)	0
Others	[1]	(290)	484
Ending		1,716	1,984
CellinCells Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,545	0
Borrowing		0	0
Repayment		0	0
Others	[1]	(1,285)	1,545
Ending		260	1,545
Stratio, Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		726	516
Borrowing		0	0
Repayment		0	0
Others	[1]	(713)	210
Ending		13	726
Jungdong Steel Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Repayment		0
Jungdo Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4	4
Borrowing		0	0
Repayment		0	0
Others	[1]	0	0
Ending		4	4
Dae-A Leisure Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		753	1,229
Borrowing		0	0
Repayment		0	0
Others	[1]	(117)	(476)
Ending		636	753
Daesang Techlon Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Repayment		0
Aju Good Technology Venture Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,456	6,439
Borrowing		1,442	0
Repayment		0	0
Others	[1]	(3,805)	(983)
Ending		3,093	5,456
KB Pre IPO Secondary Venture Fund No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,955	1,115
Borrowing		0	0
Repayment		0	0
Others	[1]	(2,326)	1,840
Ending		629	2,955
KB Star Office Private Real Estate Investment Trust No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		8,293	7,946
Borrowing		2,117	5,018
Repayment		(5,630)	(5,072)
Others	[1]	(525)	401
Ending		4,255	8,293
KB No.8 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Repayment		0
KB No.9 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[2]	0	2,275
Borrowing	[2]		0
Repayment		0	(2,266)	[2]
Others	[1],[2]		(9)
Ending	[2]		0
KB No.10 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[2]	0	1,666
Borrowing	[2]		0
Repayment		0	(1,618)	[2]
Others	[1],[2]		(48)
Ending	[2]		0
KB No.11 Special Purpose Acquisition Company
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[2]	0	658
Borrowing	[2]		0
Repayment		0	(530)	[2]
Others	[1],[2]		(128)
Ending	[2]		0
SY Auto Capital Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		8	5
Borrowing		0	0
Repayment		0	0
Others	[1]	(2)	3
Ending		6	8
RAND Bio Science Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,452	232
Borrowing		2,250	1,900
Repayment		(3,750)	0
Others	[1]	(2,259)	2,320
Ending		693	4,452
Wise Asset Management Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		21	696
Borrowing		0	0
Repayment		0	(682)
Others	[1]	(21)	7
Ending		0	21
Built On Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[2]	0	7
Borrowing	[2]		0
Repayment		0	0	[2]
Others	[1],[2]		(7)
Ending	[2]		0
Food Factory Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,073	68
Borrowing		1,503	0
Repayment		(1,003)	0
Others	[1]	(18)	1,005
Ending		1,555	1,073
Acts Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1	29
Borrowing		0	0
Repayment		0	0
Others	[1]	17	(28)
Ending		18	1
Big Dipper Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6	182
Borrowing		0	0
Repayment		0	0
Others	[1]	(5)	(176)
Ending		1	6
POSCO-KB Shipbuilding Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Repayment		0
Inno Lending Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Repayment		0
Doosung Metal Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0	3
Borrowing			0
Repayment		0	0
Others	[1]		(3)
Ending			0
CARLIFE Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0	2
Borrowing			0
Repayment		0	0
Others	[1]		(2)
Ending			0
COMPUTERLIFE Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1	1
Borrowing		0	0
Repayment		0	0
Others	[1]	(1)	0
Ending		0	1
SKYDIGITAL INC.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		25	16
Borrowing		0	0
Repayment		0	0
Others	[1]	(10)	9
Ending		15	25
KB-KDBC Pre-IPO New Technology Business Investment Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,054	7,088
Borrowing		1,500	15,000
Repayment		(6,500)	(10,000)
Others	[1]	(1,131)	(5,034)
Ending		923	7,054
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		13,118	18,813
Borrowing		0	0
Repayment		0	0
Others	[1]	(5,021)	(5,695)
Ending		8,097	13,118
Paycoms Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1	1
Borrowing		0	0
Repayment		0	0
Others	[1]	0	0
Ending		1	1
APRO Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[2]	3,201	2,201
Borrowing	[2]	0	0
Repayment	[2]	0	0
Others	[1],[2]	(3,201)	1,000
Ending	[2]	0	3,201
Rainist Co., Ltd.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0	1
Borrowing			0
Repayment		0	0
Others	[1]		(1)
Ending			0
Spark Biopharma Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[2]	0	2,630
Borrowing	[2]		17,000
Repayment		0	(9,000)	[2]
Others	[1],[2]		(10,630)
Ending	[2]		0
KB IGen Private Equity Fund No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[2]	147	148
Borrowing	[2]	0	0
Repayment	[2]	0	0
Others	[1],[2]	(147)	(1)
Ending	[2]	0	147
NEOMIO CORP.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		0
Repayment		0
Others	[1]	535
Ending		535
WJ Private Equity Fund No.1
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		0
Repayment		0
Others	[1]	349
Ending		349
Hasys.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		0
Repayment		0
Others	[1]	1
Ending		1
UPRISE, Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		0
Repayment		0
Others	[1]	11
Ending		11
COSES GT
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		0
Repayment		0
Others	[1]	292
Ending		292
GOMI CORPORATION
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		0
Repayment		0
Others	[1]	37
Ending		37
S&E BIO
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		0
Repayment		0
Others	[1]	1,142
Ending		1,142
4N Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		0
Repayment		0
Others	[1]	76
Ending		76
Contents First
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		4,000
Repayment		(3,000)
Others	[1]	823
Ending		1,823
December & Company Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		0
Repayment		0
Others	[1]	1
Ending		1
GENINUS Inc.
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Borrowing		0
Repayment		0
Others	[1]	13,630
Ending		13,630
Key management
Borrowings And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		15,338	13,818
Borrowing		21,319	13,520
Repayment		(20,410)	(14,611)
Others	[1]	920	2,611
Ending		₩ 17,167	₩ 15,338

[1]	Transactions between related parties, such as settlements arising from operating activities and deposits, are expressed in net amount.
[2]	Excluded from the Group's related party as of December 31, 2020.